Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 3,667,540	$ 816,907	$ 125,024
Prepaid expenses	1,698	2,588	31,745
Total Current Assets	3,669,238	819,495	156,769
Property and Equipment, net	80,921	89,247	117,321
Operating lease right-of-use asset, net	332,214	365,025	473,242
Security deposit	3,518	3,518	3,518
Total Assets	4,085,891	1,277,285	750,850
Current Liabilities
Accounts payable and accrued expenses	691,164	600,003	560,948
Note payable - related party	1,657,000	1,657,000	642,000
Royalty agreement payable - related party	65,292	65,292	65,292
Accounts payable and accrued expenses - related party	5,027,638	4,802,985	4,145,465
Operating lease liability, current	115,995	124,909	110,678
Loan payable	60,000	60,000	60,000
Convertible note payable	1,134,973	50,505
SBA Paycheck Protection Loan		90,100
Total Current Liabilities	8,752,062	7,450,794	5,584,383
Long Term Liabilities
Loan payable, net of current	120,244	145,244	185,244
Operating lease liability, net of current	228,690	254,811	369,281
Total Liabilities	9,100,996	7,850,849	6,138,908
Commitments and Contingencies
Stockholders’ Deficit
Preferred stock, value
Common Stock Issuable, 1,122,311 and 1,122,311 shares, respectively	22,000	22,000	22,000
Additional paid-in capital	9,572,046	5,833,583	2,412,969
Deferred Compensation
Accumulated Deficit	(38,463,620)	(34,769,183)	(29,797,906)
Total Stockholders’ Deficit	(5,015,105)	(6,573,564)	(5,388,058)
Total Liabilities and Stockholders’ Deficit	4,085,891	1,277,285	750,850
Series A Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock, value	5,217,800	5,217,800	5,217,800
Common Class A [Member]
Stockholders’ Deficit
Common stock, value	18,636,669	17,122,236	16,757,079
Common Class B [Member]
Stockholders’ Deficit
Common stock, value